Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2018
Accounting Policies [Abstract]
New Accounting Pronouncements, Policy [Policy Text Block]
Adoption of new accounting standards:

Revenue from Contracts with Customers (Topic
606
):
On
January 1, 2018,
the Company adopted ASU
No.
2014
-
09,
"Revenue from Contracts with Customers" and the related amendments ("ASC
606"
or "the new revenue standard") using the modified retrospective method. Under the new guidance, there is a five
-step model to apply to revenue recognition. The
five
-steps consist of: (
1
) determination of whether a contract, an agreement between
two
or more parties that creates legally enforceable rights and obligations, exists; (
2
) identification of the performance obligations in the contract; (
3
) determination of the transaction price; (
4
) allocation of the transaction price to the performance obligations in the contract; and (
5
) recognition of revenue when (or as) the performance obligation is satisfied. As a result of the adoption, there was no
cumulative impact to the Company’s retained earnings at
January 1, 2018
since the Company has chartered its vessels under time charter agreements, and in this respect, revenue is accounted for under the leases standard. The comparative information has not
been restated and continues to be reported under the accounting standards in effect for those periods.

In
February 2018,
the FASB issued ASU
No.
2018
-
03,
Technical Corrections and improvements to Financial Instruments-Overall (Subtopic
825
-
10
),
which relates to technical corrections and improvements related to Update
2016
-
01
to increase stakeholders’ awareness of the amendments and to expedite the improvements. The amendments in this Update include items brought to the Board’s attention by stakeholders and clarify certain aspects of the guidance issued in Update
2016
-
01.
The amendment clarifies, among others, that an entity measuring an equity security using the measurement alternative in paragraph
321
-
10
-
35
-
2,
may
change its measurement approach to a fair value method in accordance with Topic
820,
Fair Value Measurement, through an irrevocable election that would apply to that security and all identical or similar investments of the same issuer. Once an entity makes this election, the entity should measure all future purchases of identical or similar investments of the same issuer using a fair value method in accordance with Topic
820.
In addition the amendment clarifies that when an observable transaction occurs for a similar security, the adjustments made under the measurement alternative are intended to reflect the fair value of the security as of the date that the observable transaction for a similar security took place. The adoption of this new accounting guidance did not
have a material effect on the Company’s consolidated financial statements.

In
January 2016,
the FASB issued ASU
No.
2016
-
01—Financial
Instruments—Overall (Subtopic
825
-
10
)
,
which includes the requirement for all equity investments (other than those accounted for under the equity method of accounting, those that result in consolidation of the investee or those without readily determinable fair value for which qualitative assessment does not
indicate impairment) to be measured at fair value with changes in the fair value recognized through net income. The Update simplifies the impairment assessment of equity investments without readily determinable fair values by requiring a qualitative assessment to identify impairment. When a qualitative assessment indicates that impairment exists, an entity is required to measure the investment at fair value. This Update is effective for all entities for fiscal years beginning after
December 15, 2017
and interim periods within those fiscal years. Early adoption is not
permitted.
The adoption of this new accounting guidance did
not
have a material effect on the Company’s consolidated financial statements.

In
August 2016,
the FASB issued ASU
No.
2016
-
15—Statement
of Cash Flows (Topic
230
)—Classification of Certain Cash Receipts and Cash Payments
 which addresses the following
eight
specific cash flow issues with the objective of reducing the existing diversity in practice: Debt prepayment or debt extinguishment costs; settlement of zero
-coupon debt instruments or other debt instruments with coupon interest rates that are insignificant in relation to the effective interest rate of the borrowing; contingent consideration payments made after a business combination; proceeds from the settlement of insurance claims; proceeds from the settlement of any corporate-owned life insurance policy (“COLI”) (including any bank-owned life insurance policy (“BOLI”)); distributions received from equity method investees; beneficial interests in securitization transactions; and separately identifiable cash flows and application of the predominance principle. ASU
2016
-
15
is effective for fiscal years beginning after
December 15, 2017,
including interim periods within that reporting period, however early adoption is permitted. In order to conform with the current period presentation, the Company presented comparatives as required by the new ASU. During the six
-month period ended
June 30, 2017
and
2018,
the amounts of
$600
and
$170,
respectively, represent proceeds
from settlements of insurance claims
regarding hull and machinery and thus have been reclassified from Cash flows from operating activities to Cash flows from investing activities. During the six
-month period ended
June 30, 2017
and
2018,
the amounts of
$60
and
nil,
respectively, represent return on investment from equity method investees and thus have been reclassified from Cash flows from investing activities to Cash flows from operating activities.

In
November 2016,
the FASB issued ASU
No.
2016
-
18—Statement
of Cash Flows (Topic
230
)—Restricted Cash,
which addresses the requirement that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in this Update apply to all entities that have restricted cash or restricted cash equivalents and are required to present a statement of cash flows under Topic
230.
ASU
2016
-
18
is effective for fiscal years beginning after
December 15, 2017,
including interim periods within that reporting period; however early adoption is permitted.
Starting
January 1, 2018,
the Company presents cash, cash equivalents and restricted cash in the statement of cash flows as required by
Topic
230,
ASU
2016
-
18.
In order to conform with the current period presentation, the Company presented comparatives as required by the new ASU. A reconciliation of the cash, cash equivalents and restricted cash is presented in the table below:

	For the six-month period ended June 30,
	2017	2018
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	195,023	124,392
Restricted cash – current portion	6,462	5,199
Restricted cash – non-current portion	36,480	30,256
Total cash, cash equivalents and restricted cash	$237,965	$159,847

In
January 2017,
the FASB issued ASU
2017
-
01
- Business Combinations (Topic
805
)
to clarify the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisition (or disposals) of assets or businesses. Under current implementation guidance, the existence of an integrated set of acquired activities (inputs and processes that generate outputs) constitutes an acquisition of business. This ASU provides a screen to determine when a set of assets and activities does not
constitute a business. The screen requires that when substantially all of the fair value of the gross assets acquired (or disposed of) is concentrated in a single identifiable asset or a group of similar identifiable assets, the set is not
a business. This Update is effective for public entities with reporting periods beginning after
December 15, 2017,
including interim periods within those years. The amendments of this ASU should be applied prospectively on or after the effective date. Early adoption is permitted, including adoption in an interim period (i) for transactions for which the acquisition date occurs before the issuance date or effective date of the ASU, only when the transaction has not
been reported in financial statements that have been issued or made available for issuance and (ii) for transactions in which a subsidiary is deconsolidated or a group of assets is derecognized that occur before the issuance date or effective date of the amendments, only when the transaction has not
been reported in financial statements that have been issued or made available for issuance.
The adoption of this new accounting guidance did
not
have a material effect on the Company’s consolidated financial statements.

In
March 2018,
the FASB issued ASU
2018
-
04
to supersede SEC paragraphs in ASC
320,
Investments – Debt Securities, as a result of the issuance of SEC Staff Accounting Bulletin (SAB)
117.
The adoption of this amendment (which follows the adoption of ASU
2016
-
01
) did
not
have a material effect on the Company’s consolidated financial statements.

New Accounting Pronouncements -
Not
Yet Adopted

In
February 2016,
the FASB issued ASU
No.
2016
-
02—Leases
(ASC
842
)
, which
requires lessees to recognize most leases on the balance sheet. This is expected to increase both reported assets and liabilities. The new lease standard does not
substantially change lessor accounting. For public companies, the standard will be effective for the first
interim reporting period within annual periods beginning after
December 15, 2018,
although early adoption is permitted. Lessees and lessors will be required to apply the new standard at the beginning of the earliest period presented in the financial statements in which they first
apply the new guidance, using a modified retrospective transition method. The requirements of this standard include a significant increase in required disclosures. In addition, in
July 2018,
the FASB issued ASU
No.
2018
-
11—Leases
(ASC
842
)
, which approved targeted improvements to the accounting standards and provides for (a) an optional new transition method for adoption that results in initial recognition of a cumulative effect adjustment to retained earnings in the year of adoption and (b) a practical expedient for lessors, under certain circumstances, to combine the lease and non-lease components of revenues for presentation purposes.  The Company intends to apply the alternative transition method and intends to elect the practical expedient for lessors for presentation purposes, upon adoption of ASC
842
-Leases.

The Company is analyzing the impact of the adoption of these new pronouncements on its consolidated financial statements, including assessing changes that might be necessary to information technology systems, processes and internal controls to capture new data and address changes in financial reporting.

In
June 2016,
the FASB issued ASU
No.
2016
-
13—Financial
Instruments—Credit Losses (Topic
326
) - Measurement of Credit Losses on Financial Instruments
. ASU
2016
-
13
amends guidance on reporting credit losses for assets held at amortized cost basis and available for sale debt securities. For public entities, the amendments of this Update are effective for fiscal years beginning after
December 15, 2019,
including interim periods within those fiscal years. Early application is permitted. Management is in the process of assessing the impact of the amendment of this Update on the Company’s consolidated financial position and performance.

In
July
2017,
the FASB issued ASU
No.
2017
-
11,
Earnings Per Share (Topic
260
), Distinguishing Liabilities from Equity (Topic
480
) and Derivatives and Hedging (Topic
815
):
Part I. Accounting for Certain Financial Instruments with Down Round Features; Part II. Replacement of the Indefinite Deferral for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Non-controlling Interests with a Scope Exception, (ASU
2017
-
11
). Part I of this Update addresses the complexity of accounting for certain financial instruments with down round features. Down round features are features of certain equity-linked instruments (or embedded features) that result in the strike price being reduced on the basis of the pricing of future equity offerings. Current accounting guidance creates cost and complexity for entities that issue financial instruments (such as warrants and convertible instruments) with down round features that require fair value measurement of the entire instrument or conversion option. Part II of this Update addresses the difficulty of navigating Topic
480,
Distinguishing Liabilities from Equity, because of the existence of extensive pending content in the FASB Accounting Standards Codification. This pending content is the result of the indefinite deferral of accounting requirements about mandatorily redeemable financial instruments of certain nonpublic entities and certain mandatorily redeemable non-controlling interests. The amendments in Part II of this Update do not
have an accounting effect. This ASU is effective for fiscal years, and interim periods within those years, beginning after
December
15,
2018.

The Company is currently assessing the impact that adopting this new accounting guidance will have on its consolidated financial statements and related disclosures.

In
August 2017,
the FASB issued ASU
No.
2017
-
12,
 Derivatives and Hedging (Topic
815
):
Targeted Improvements to Accounting for Hedging Activities (ASU
2017
-
12
), which amends and simplifies existing guidance in order to allow companies to more accurately present the economic effects of risk management activities in the financial statements.
This ASU is effective for fiscal years, and interim periods within those years, beginning after
December
15,
2018.

The Company is currently assessing the impact that adopting this new accounting guidance will have on its consolidated financial statements and related disclosures.

In
June 2018,
the FASB issued ASU
2018
-
07,
Improvements to Nonemployee Share-Based Payment Accounting (Topic
718
):
ASU
2018
-
07
simplifies the accounting for share-based payments to nonemployees by aligning it with the accounting for share-based payments to employees, with certain exceptions. For public business entities, the amendments in ASU
2018
-
07
are effective for annual periods beginning after
15
December 2018,
and interim periods within those annual periods. The Company is currently assessing the impact that adopting this new accounting guidance will have on its consolidated financial statements and related disclosures.

In
July 2018,
the FASB issued ASU
2018
-
10,
Codification Improvements to (Topic
842
) - Leases:
ASU
2018
-
10
affects narrow aspects of the guidance issued in the amendments in Update
2016
-
02.
The amendments in this Update related to transition, do
not
include amendments from proposed ASU, Leases (Topic
842
): Targeted Improvements, specific to a new and optional transition method to adopt the new lease requirements in Update
2016
-
02.
That additional transition method will be issued as part of a forthcoming and separate Update that will result in additional amendments to transition paragraphs included in this Update to conform with the additional transition method. Management is in the process of assessing the impact of the amendment of this Update on the Company’s consolidated financial statements.